united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2024

RESQ Dynamic Allocation Fund

RQEAX

RQECX

RQEIX

RESQ Strategic Income Fund

RQIAX

RQICX

RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	8.13%	10.86%	1.96%	0.12%	0.27%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	1.87%	4.51%	0.75%	(0.47)%	(0.30)%	N/A
RESQ Dynamic Allocation Fund - Class C	7.86%	10.20%	1.33%	N/A	N/A	(0.46)%
RESQ Dynamic Allocation Fund - Class I	8.37%	11.26%	2.33%	0.52%	0.67%	N/A
MSCI World Index (c)	21.31%	25.11%	12.07%	9.39%	9.49%	10.26%
S&P 500 Total Return Index (d)	23.48%	29.88%	15.05%	12.96%	12.97%	13.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses before fee waiver, as stated in the fee table to the Fund’s prospectus dated February 1, 2024 are 2.94%, 3.54% and 2.54% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014

(c)	The MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries. With 1,650 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds - Equity Funds	79.4%
Short-Term Investment	13.7%
Exchange-Traded Funds - Specialty	7.0%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	7.18%	(7.82)%	(1.77)%	(2.12)%	(1.85)%	N/A
RESQ Strategic Income Fund - Class A with Load	2.07%	(12.20)%	(2.73)%	(2.59)%	(2.32)%	N/A
RESQ Strategic Income Fund - Class C	6.77%	(8.43)%	(2.37)%	N/A	N/A	(3.09)%
RESQ Strategic Income Fund - Class I	7.30%	(7.60)%	(1.34)%	(1.69)%	(1.44)%	N/A
Bloomberg U.S. Aggregate Bond Index (c)	5.99%	1.70%	0.36%	1.54%	1.65%	1.24%
Dow Jones Conservative Portfolio Index (d)	6.38%	5.67%	1.22%	1.86%	2.02%	1.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses before fee waiver, as stated in the fee table to the Fund’s prospectus dated February 1, 2024 are 2.80%, 3.40% and 2.40% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(d)	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	92.3%
Exchange-Traded Funds - Specialty	6.2%
Short-Term Investment	1.5%
Other Assets In Excess of Liabilities	0.0%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.4%
	EQUITY - 79.4%
13,300	Communication Services Select Sector SPDR Fund	$1,086,078
6,100	Consumer Discretionary Select Sector SPDR Fund	1,121,729
7,600	Consumer Staples Select Sector SPDR Fund	580,336
5,450	Energy Select Sector SPDR Fund	514,535
29,100	Financial Select Sector SPDR Fund	1,225,692
9,363	Health Care Select Sector SPDR Fund	1,383,196
7,300	Industrial Select Sector SPDR Fund	919,508
66,400	Invesco China Technology ETF	2,128,120
84,900	iShares China Large-Cap ETF	2,043,543
8,600	iShares US Utilities ETF	726,872
85,000	KraneShares Bosera MSCI China A 50 Connect Index ETF	1,818,150
3,100	Materials Select Sector SPDR Fund	287,959
264,000	ProShares UltraPro Short QQQ	2,766,720
5,600	Real Estate Select Sector SPDR Fund	221,368
13,800	SPDR S&P Oil & Gas Exploration & Production ETF	2,138,034
3,700	Utilities Select Sector SPDR Fund	242,905
98,000	VanEck Gold Miners ETF	3,098,760
58,700	VanEck Junior Gold Miners ETF	2,274,038
3,300	VanEck Oil Services ETF	1,109,889
		25,687,432
	SPECIALTY - 7.0%
358,000	ProShares Ultra VIX Short-Term Futures ETF(a)	2,262,560

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,996,083)	27,949,992

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 13.7%
	MONEY MARKET FUND - 13.7%
4,445,857	First American Government Obligations Fund, Class X, 5.23% (Cost $4,445,857)(b)	$4,445,857

	TOTAL INVESTMENTS - 100.1% (Cost $33,441,940)	$32,395,849
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,178)
	NET ASSETS - 100.0%	$32,359,671

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	FIXED INCOME - 92.3%
52,000	iShares 20+ Year Treasury Bond ETF	$4,920,240
57,000	iShares Preferred and Income Securities ETF	1,837,110
60,000	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	4,755,000
171,000	SPDR Portfolio Long Term Treasury ETF	4,777,740
60,000	Vanguard Extended Duration Treasury ETF	4,596,000
83,000	Vanguard Long-Term Treasury ETF	4,916,920
		25,803,010
	SPECIALTY - 6.2%
275,000	ProShares Ultra VIX Short-Term Futures ETF(a)	1,738,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,302,331)	27,541,010

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
415,128	First American Government Obligations Fund, Class X, 5.23% (Cost $415,128)(b)	415,128

	TOTAL INVESTMENTS - 100.0% (Cost $28,717,459)	$27,956,138
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	2,519
	NET ASSETS - 100.0%	$27,958,657

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

RESQ FUNDS
Statements of Assets and Liabilities (Unaudited)
March 31, 2024

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Assets
Investment securities, at cost	$33,441,940	$28,717,459
Investment securities, at value	$32,395,849	$27,956,138
Dividends and interest receivable	19,510	35,984
Prepaid expenses and other assets	46,236	46,257
Total Assets	32,461,595	28,038,379
Liabilities
Payable for fund shares redeemed	48,467	34,230
Accrued advisory fees	25,265	19,051
Distribution (12b-1) fees payable	10,235	9,117
Payable to Related Parties	7,228	6,343
Other accrued expenses	10,729	10,981
Total Liabilities	101,924	79,722
Net Assets	$32,359,671	$27,958,657
Net Assets consist of:
Paid-in capital	34,132,354	38,988,052
Accumulated deficits	(1,772,683)	(11,029,395)
Net Assets	$32,359,671	$27,958,657
Class A
Net Assets	$30,371,108	$26,821,040
Shares outstanding (unlimited number of shares authorized, no par value)	3,150,522	3,617,552
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.64	$7.41
Maximum offering price per share (net asset value plus maximum sales charge)	$10.23	$7.78
Net asset value maximum sales charge	5.75%	4.75%
Class C
Net Assets	$23,860	$10,814
Shares outstanding (unlimited number of shares authorized, no par value)	2,611	1,498
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.14	$7.22
Class I
Net Assets	$1,964,703	$1,126,803
Shares outstanding (unlimited number of shares authorized, no par value)	196,588	150,274
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.99	$7.50

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2024

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Investment Income
Dividend income	$360,160	$346,237
Interest income	61,291	244,677
Total investment income	421,451	590,914

Expenses
Investment advisory fees	186,046	162,544
Distribution (12b-1) fees:
Class A	58,223	52,000
Class C	114	52
Registration and filing fees	30,001	30,001
Administration fees	27,462	27,462
Transfer agent fees	20,439	20,439
Fund accounting fees	17,209	17,020
Audit fees	8,750	8,750
Trustees’ fees	7,744	7,744
Compliance officer fees	7,730	7,730
Legal fees	7,586	7,586
Printing expense	5,000	5,000
Custody fees	2,999	3,000
Insurance expense	1,750	1,750
Third party administrative service fees	979	591
Miscellaneous expense	2,500	2,500
Total expenses	384,532	354,169
(Less) expenses waived by adviser	(46,998)	(58,171)
Net operating expenses	337,534	295,998
Net Investment Income	83,917	294,916

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Investments	169,154	(823,987)
	169,154	(823,987)
Net Change in Unrealized Appreciation:
Investments	2,167,790	2,292,048
	2,167,790	2,292,048

Net Realized and Change in Unrealized Gain on Investments	2,336,944	1,468,061
Net Increase in Net Assets Resulting From Operations	$2,420,861	$1,762,977

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September
	31, 2024	30, 2023	31, 2024	30, 2023
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$83,917	$(236,514)	$294,916	$351,684
Long-term capital gain dividends from investment companies	—	244,951	—	—
Net realized gain (loss) from investment transactions	169,154	3,610,017	(823,987)	(351,905)

Net change in unrealized gain (loss) of investment transactions	2,167,790	655,741	2,292,048	(1,504,385)
Net increase (decrease) in Net Assets Resulting From Operations	2,420,861	4,274,195	1,762,977	(1,504,606)

Distributions to Shareholders
Distributions paid:
Class A	(82,039)	—	(289,181)	(339,008)
Class C	(15)	—	(88)	(73)
Class I	(8,407)	—	(13,680)	(13,566)
Net Decrease in Net Assets from Distributions to Shareholders	(90,461)	—	(302,949)	(352,647)

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	2,464,091	2,348,622	2,803,612	3,944,668
Class I	93,464	1,619,003	91,978	1,135,806
Proceeds from redemption fees:
Class A	720	324	309	—
Reinvestment of distributions:
Class A	81,925	—	288,824	338,588
Class C	15	—	88	73
Class I	8,407	—	13,680	13,566
Cost of shares redeemed:
Class A	(2,689,362)	(4,466,487)	(2,429,343)	(3,929,371)
Class I	(84,412)	(121,033)	(5,520)	(86,116)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(125,152)	(619,571)	763,628	1,417,214

Net Increase (Decrease) in Net Assets	2,205,248	3,654,624	2,223,656	(440,039)

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets (continued)

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September
	31, 2024	30, 2023	31, 2024	30, 2023
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	30,154,423	26,499,799	25,735,001	26,175,040
End of period	$32,359,671	$30,154,423	$27,958,657	$25,735,001

Share Transactions - Class A
Shares sold	263,171	282,094	377,108	523,662
Shares issued in reinvestment of distributions	9,039	—	40,172	43,736
Shares redeemed	(292,039)	(520,475)	(335,243)	(507,731)
Total Class A	(19,829)	(238,381)	82,037	59,667

Share Transactions - Class C
Shares issued in reinvestment of distributions	2	—	12	10
Total Class C	2	—	12	10

Share Transactions - Class I
Shares sold	10,166	186,776	13,707	144,193
Shares issued in reinvestment of distributions	890	—	1,878	1,735
Shares redeemed	(8,881)	(14,337)	(755)	(10,759)
Total Class I	2,175	172,439	14,830	135,169

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2024		September	September	September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021	30, 2020	30, 2019
Net asset value, beginning of period	$8.94		$7.72	$9.72	$9.40	$9.02	$9.62

Investment operations:
Net investment income (loss) (a)(g)	0.02		(0.07)	(0.02)	(0.12)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.71		1.29	(1.96)	0.44	0.44	(0.55)
Total from investment operations	0.73		1.22	(1.98)	0.32	0.39	(0.60)

Less distributions to shareholders from:
Net investment income	(0.03)		—	—	—	—	—
Return of capital	—		—	(0.02)	—	(0.01)	—
Total distributions	(0.03)		—	(0.02)	—	(0.01)	—

Paid in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	—	—
Net asset value, end of period	$9.64		$8.94	$7.72	$9.72	$9.40	$9.02

Total Return (c)	8.13	% (d)	15.80%	(20.44)%	3.40%	4.35%	(6.24)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$30,371		$28,332	$26,305	$34,558	$32,933	$36,754
Ratio of expenses to:
average net assets, before reimbursement(f)	2.50	% (e)	2.50%	2.41%	2.26%	2.49%	2.49%
average net assets, net of reimbursement(f)	2.20	% (e)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets (f)(g)	0.51	% (e)	(0.81)%	(0.30)%	(1.13)%	(0.53)%	(0.60)%
Portfolio turnover rate	70	% (d)	190%	691%	441%	710%	861%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2024		September	September	September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021	30, 2020	30, 2019
Net asset value, beginning of period	$8.48		$7.37	$9.32	$9.06	$8.76	$9.40

Investment operations:
Net investment loss (a)(g)	—	(b)	(0.12)	(0.07)	(0.16)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments	0.67		1.23	(1.88)	0.42	0.43	(0.53)
Total from investment operations	0.67		1.11	(1.95)	0.26	0.32	(0.64)

Less distributions to shareholders from:
Net investment income	(0.01)		—	—	—	—	—
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.01)		—	—	—	(0.02)	—

Net asset value, end of period	$9.14		$8.48	$7.37	$9.32	$9.06	$8.76

Total Return (c)	7.86	% (d)	15.06%	(20.92)%	2.87%	3.65%	(6.81)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$24		$22	$19	$24	$41	$51
Ratio of expenses to:
average net assets, before reimbursement(f)	3.10	% (e)	3.10%	3.01%	2.86%	3.09%	3.09%
average net assets, net of reimbursement (f)	2.80	% (e)	2.80%	2.80%	2.80%	2.80%	2.80%
Ratio of net investment loss to average net assets (f)(g)	(0.06	)% (e)	(1.40)%	(0.91)%	(1.59)%	(1.19)%	(1.21)%
Portfolio turnover rate	70	% (d)	190%	691%	441%	710%	861%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2024		September	September	September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021	30, 2020	30, 2019
Net asset value, beginning of period	$9.26		$7.97	$10.02	$9.65	$9.24	$9.82

Investment operations:
Net investment income (loss) (a)(f)	0.05		(0.02)	0.01	(0.08)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.72		1.31	(2.03)	0.45	0.46	(0.56)
Total from investment operations	0.77		1.29	(2.02)	0.37	0.44	(0.58)

Less distributions to shareholders from:
Net investment income	(0.04)		—	—	—	—	—
Return of capital	—		—	(0.03)	—	(0.03)	—
Total distributions	(0.04)		—	(0.03)	—	(0.03)	—

Net asset value, end of period	$9.99		$9.26	$7.97	$10.02	$9.65	$9.24

Total Return (b)	8.37	% (c)	16.19%	(20.19)%	3.83%	4.73%	(5.91)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,965		$1,801	$175	$262	$418	$274
Ratio of expenses to:
average net assets, before reimbursement(e)	2.10	% (d)	2.10%	2.01%	1.86%	2.09%	2.09%
average net assets, net of reimbursement(e)	1.80	% (d)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets (e)(f)	0.97	% (d)	(0.26)%	0.13%	(0.72)%	(0.28)%	(0.22)%
Portfolio turnover rate	70	% (c)	190%	691%	441%	710%	861%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2024		September	September	September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021	30, 2020	30, 2019
Net asset value, beginning of period	$7.00		$7.53	$9.18	$9.44	$8.89	$8.98

Investment operations:
Net investment income (loss) (a)(g)	0.08		0.09	0.04	(0.07)	(0.02)	— (b)
Net realized and unrealized gain (loss) on investments	0.41		(0.53)	(1.63)	(0.18)	0.59	(0.08)
Total from investment operations	0.49		(0.44)	(1.59)	(0.25)	0.57	(0.08)

Less distributions to shareholders from:
Net investment income	(0.08)		(0.09)	—	(0.01)	(0.02)	(0.01)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.08)		(0.09)	(0.06)	(0.01)	(0.02)	(0.01)

Paid in capital from redemption fees	—	(b)	—	— (b)	— (b)	—	—
Net asset value, end of period	$7.41		$7.00	$7.53	$9.18	$9.44	$8.89

Total Return (c)	7.03	% (d)(h)	(5.91)%	(17.37)%	(2.66)%	6.40%	(0.88)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26,821		$24,766	$26,162	$32,532	$31,543	$34,016
Ratio of expenses to:
average net assets, before reimbursement(f)	2.62	% (e)	2.54%	2.46%	2.34%	2.55%	2.57%
average net assets, net of reimbursement (f)	2.20	% (e)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets (f)(g)	2.16	% (e)	1.20%	0.54%	(0.70)%	(0.27)%	0.05%
Portfolio turnover rate	186	% (d)	221%	713%	318%	526%	1,504%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2024		September	September	September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021	30, 2020	30, 2019
Net asset value, beginning of period	$6.82		$7.33	$8.95	$9.25	$8.75	$8.88

Investment operations:
Net investment income (loss) (a)(g)	0.06		0.05	— (b)	(0.12)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.40		(0.51)	(1.60)	(0.18)	0.58	(0.08)
Total from investment operations	0.46		(0.46)	(1.60)	(0.30)	0.50	(0.13)

Less distributions to shareholders from:
Net investment income	(0.06)		(0.05)	—	—	—	—
Return of capital	—		—	(0.02)	—	—	—
Total distributions	(0.06)		(0.05)	(0.02)	—	—	—

Net asset value, end of period	$7.22		$6.82	$7.33	$8.95	$9.25	$8.75

Total Return (c)	6.77	% (d)	(6.34)%	(17.93)%	(3.24)%	5.71%	(1.46)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11		$10	$11	$13	$14	$13
Ratio of expenses to:
average net assets, before reimbursement(f)	3.22	% (e)	3.14%	3.06%	2.94%	3.15%	3.17%
average net assets, net of reimbursement(f)	2.80	% (e)	2.80%	2.80%	2.80%	2.80%	2.80%
Ratio of net investment income (loss) to average net assets (f)(g)	1.57	% (e)	0.60%	(0.06)%	(1.30)%	(0.89)%	(0.55)%
Portfolio turnover rate	186	% (d)	221%	713%	318%	526%	1,504%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2024		September	September	September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021	30, 2020	30, 2019
Net asset value, beginning of period	$7.08		$7.60	$9.27	$9.52	$8.95	$9.01

Investment operations:
Net investment income (loss) (a)(f)	0.09		0.13	0.08	(0.03)	— (b)	0.04
Net realized and unrealized gain (loss) on investments	0.42		(0.53)	(1.67)	(0.19)	0.61	(0.06)
Total from investment operations	0.51		(0.40)	(1.59)	(0.22)	0.61	(0.02)

Less distributions to shareholders from:
Net investment income	(0.09)		(0.12)	—	(0.03)	(0.04)	(0.04)
Return of capital	—		—	(0.08)	—	—	—
Total distributions	(0.09)		(0.12)	(0.08)	(0.03)	(0.04)	(0.04)

Net asset value, end of period	$7.50		$7.08	$7.60	$9.27	$9.52	$8.95

Total Return (c)	7.30	% (d)	(5.36)%	(17.11)%	(2.36)%	6.90%	(0.23)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,127		$959	$2	$3	$23	$8
Ratio of expenses to:
average net assets, before reimbursement(f)	2.22	% (e)	2.14%	2.06%	1.94%	2.15%	2.17%
average net assets, net of reimbursement(f)	1.80	% (e)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets (f)(g)	2.52	% (e)	1.67%	0.96%	(0.29)%	0.02%	0.41%
Portfolio turnover rate	186	% (d)	221%	713%	318%	526%	1,504%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,949,992	$—	$—	$27,949,992
Short-Term Investment	4,445,857	—	—	4,445,857
Total	$32,395,849	$—	$—	$32,395,849

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,541,010	$—	$—	$27,541,010
Short-Term Investment	415,128	—	—	415,128
Total	$27,956,138	$—	$—	$27,956,138

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedules of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2021-2023 or expected to be taken in the Funds’ 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the six months ended March 31, 2024, the Advisor earned advisory fees of $186,046 and $162,544 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and reimburse the Funds for other expenses until at least February 1, 2025 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended March 31, 2024, the Advisor waived fees pursuant to the Waiver Agreement in the amount of $46,998 and $58,171 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2024, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	September 30, 2024	September 30, 2025	September 30, 2026
RESQ Dynamic Allocation Fund	$22,408	$65,027	$91,961
RESQ Strategic Income Fund	$47,464	$76,569	$98,239

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2024 the Funds incurred distribution fees as follows:

	Class A	Class C
RESQ Dynamic Allocation Fund	$58,223	$114
RESQ Strategic Income Fund	$52,000	$52

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2024, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares or RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds are also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2024, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund received $720 and $309 in redemption fees, respectively.

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
RESQ Dynamic Allocation Fund	$20,023,217	$24,326,332
RESQ Strategic Income Fund	$39,092,910	$35,916,930

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$33,650,141	$1,610,540	$(2,864,832)	$(1,254,292)
RESQ Strategic Income Fund	28,738,269	370,759	(1,152,890)	(782,131)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2023	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	352,647	—	—	352,647

For fiscal year ended	Ordinary	Long-Term	Return of
9/20/2022	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$55,198	$55,198
RESQ Strategic Income Fund	—	—	190,214	190,214

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
RESQ Dynamic Allocation Fund	$—	$—	$(257,385)	$(424,285)	$—	$(3,421,413)	$(4,103,083)
RESQ Strategic Income Fund	—	—	(406,886)	(9,008,359)	—	(3,074,178)	(12,489,423)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Dynamic Allocation Fund incurred and elected to defer such late year losses of $257,385.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Strategic Income Fund incurred and elected to defer such capital losses of $406,886.

At September 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized, as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
RESQ Dynamic Allocation Fund	$—	$424,285	$424,285	$—
RESQ Strategic Income Fund	8,304,726	703,633	9,008,359	—

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, distributions in excess, and adjustments for prior year tax returns, resulted in reclassifications for the fiscal year ended September 30, 2023 as follows:

	Paid
	In	Accumulated
	Capital	Deficit
RESQ Dynamic Allocation Fund	$(226,770)	$226,770
RESQ Strategic Income Fund	(2,037)	2,037

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	55.10%
NFS LLC	RESQ Dynamic Allocation Fund	44.82%
Charles Schwab & Co.	RESQ Strategic Income Fund	49.95%
NFS LLC	RESQ Strategic Income Fund	50.01%

9.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RESQ FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/23	3/31/24	Period (a)	10/1/23	3/31/24	Period (a)
Class A	2.20%	$1,000.00	$1,081.30	$11.45	$1,000.00	$1,014.00	$11.08
Class C	2.80%	$1,000.00	$1,078.60	$14.55	$1,000.00	$1,011.00	$14.08
Class I	1.80%	$1,000.00	$1,083.70	$9.35	$1,000.00	$1,016.00	$9.07

RESQ Strategic Income Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/23	3/31/24	Period (a)	10/1/23	3/31/24	Period (a)
Class A	2.20%	$1,000.00	$1,071.80	$11.39	$1,000.00	$1,014.00	$11.08
Class C	2.80%	$1,000.00	$1,067.70	$14.47	$1,000.00	$1,011.00	$14.08
Class I	1.80%	$1,000.00	$1,073.00	$9.33	$1,000.00	$1,016.00	$9.07

(a)	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

Renewal of Advisory Agreement – RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund*

In connection with a meeting held on November 21 & 27, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the RESQ Dynamic Allocation Fund (“ResQ DA”) and RESQ Strategic Income Fund (“ResQ SI”) (each a “ResQ Fund” and collectively, the “ResQ Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the ResQ Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that the Adviser was founded in 2013 and had approximately $61 million in assets under management. The Board recognized the financial industry experience of the key investment personnel servicing the ResQ Funds. The Board observed that the Adviser’s investment decisions were primarily based on mathematical algorithms based on price data. The Board acknowledged that the Adviser relied on its research and modeling process for risk management and contracted with multiple signal providers to confirm market trends and sector rotation. The Board noted that the Adviser monitored compliance with each ResQ Fund’s investment limitations and the applicable model’s parameters. The Board discussed that the Adviser’s risk committee performed daily oversight of each ResQ Fund’s algorithms and trading. The Board recognized the Adviser monitored each trade for best execution and price and reviewed broker dealers used by the firm annually. The Board noted that the Adviser engaged a third-party consultant for cybersecurity services and that the Adviser’s CCO regularly met with its consultant to review matters pertaining to cybersecurity. The Board acknowledged that the Adviser had reported no material compliance issues since the Advisory Agreement was last renewed. The Board concluded that it expected the Adviser to continue providing satisfactory service to each ResQ Fund and its respective shareholders.

Performance.

ResQ DA—The Board noted that ResQ DA earned a 1-star Morningstar rating and outperformed its peer group and Morningstar category over the 1-year period while slightly underperforming its benchmark over the same period. The Board observed that ResQ DA underperformed its peer group, Morningstar category, and benchmark across the 3-year, 5-year, and since inception periods. The Board recalled the Adviser’s statement that its models favored an overweighting in emerging markets to developed markets and technology stocks over value stocks, and such positioning proved beneficial and contributed to ResQ DA’s strong relative and absolute returns over the 1-year period. The Board considered the Adviser’s explanation that ResQ DA’s relative underperformance over the 3-year and 5-year periods was attributable to its inflationary positioning in 2021 that ultimately performed poorly due to the strong U.S. dollar. The Board concluded that the Adviser had delivered reasonable returns to ResQ DA and its shareholders.

ResQ SI—The Board noted that ResQ SI earned a 1-star Morningstar rating and underperformed its peer group, Morningstar category, and the Bloomberg US Aggregate Bond Total Return Index across all periods. The Board acknowledged that the Adviser attributed negative performance to ResQ SI’s positions across fixed income sectors and volatility in the fixed income markets. The Board further noted the Adviser’s explanation that many of the funds in its peer group and Morningstar category invest in equities whereas ResQ SI was a strict fixed income fund that holds little to no equity positions, and that the strong performance of equities led ResQ SI to underperform relative to its peer group and Morningstar category. The Board agreed to continue to monitor performance.

Fees and Expenses.

The Board observed that for each of ResQ DA and ResQ SI, the advisory fee was higher than the medians and averages of its peer group and Morningstar category and in the case of ResQ SI, was the category high. The Board

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

discussed each Fund’s net expense ratio, acknowledging that it was higher than medians and averages of the applicable peer group and Morningstar category but below the category high. The Board noted that the Adviser had fee waivers in place that benefited shareholders. The Board recalled the Adviser’s explanation that the significant expertise and resources required to effectively implement, review, and enhance the Adviser’s proprietary models supporting each Fund’s strategy, as well as the business, regulatory, litigation, and operational risks related to managing a mutual fund and rising costs of service providers, justified the higher fees. The Board concluded that the Adviser’s advisory fees were not unreasonable.

Economies of Scale. The Board discussed the size of the ResQ Funds and their prospects for growth, concluding neither ResQ Fund had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of the ResQ Funds grew and the Adviser achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of each ResQ Fund and noted that the Adviser was managing each

ResQ Fund at a very slim profit. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of each ResQ Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the ResQ Funds.

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six month period ended March 31, 2024, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9260 E. Raintree Drive, Suite 100
Scottsdale, Arizona 85260

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

RESQ-SAR24

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/24

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/4/24